Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Treasury Shares	The movement is shown below:

	USD	Quantity	Share value (USD)	Net income of uses
At the beginning of the year	25.7	4,291,938	6.0	—
Repurchase of shares in the period	2.5	1,540,300	1.6	—

At December 31, 2021	28.2	5,832,238	4.8	—